Submission	May 04, 2026
Submission [Line Items]
Central Index Key	0001501796
Registrant Name	Aura Biosciences, Inc.
Registration File Number	333-278253
Form Type	S-3
Submission Type	S-3MEF
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A